Net debt - Reconciliation of net cash flow to movement in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019	Apr. 01, 2018
Subclassifications of assets, liabilities and equities [abstract]
Decrease in cash and cash equivalents	£ (183)	£ (80)	£ (807)
Decrease in financial investments	(7)	(822)	(5,953)
Increase/(decrease) in borrowings and related derivatives	(23)	(708)	1,209
Net interest paid on the components of net debt	888	866	808
Change in debt resulting from cash flows	675	(744)	(4,743)
Changes in fair value of financial assets and liabilities and exchange movements	(1,081)	(1,648)	2,098
Net interest charge on the components of net debt	(1,097)	(1,076)	(1,017)
Other non-cash movements	(84)	(27)	(66)
Movement in net debt (net of related derivative financial instruments) in the year	(1,587)	(3,495)	(3,728)
Net debt (net of related derivative financial instruments) at start of year	(26,529)	(23,002)	(19,274)
Impact of transition to IFRS 16 (2019: IFRS 9)				£ (474)
Impact of transition to IFRS 16 (2019: IFRS 9)					£ (32)
Net debt (net of related derivative financial instruments) at end of year	£ (28,590)	£ (26,529)	£ (23,002)